SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 41 (File No. 2-73113)                        [X]
                             --
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940

Amendment No. 43 (File No. 811-3219)                                      [X]
              ---

AXP Variable Portfolio - Income Series, Inc.
200 AXP Financial Center
Minneapolis, MN  55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on Oct. 30, 2001  pursuant to  paragraph  (b)
    [ ] 60 days after  filing pursuant to paragraph  (a)(1)
    [ ] on (date) pursuant to paragraph  (a)(1)
    [ ] 75 days after filing  pursuant to paragraph  (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

          The combined Prospectus containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

PART B

          The combined Statement of Additional Information containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

PART C. OTHER INFORMATION
------

Item 23.  Exhibits

(a)       Articles  of   Incorporation   as  amended  Oct.   13,   1989,   filed
          electronically  as  Exhibit  No.  1  to  Registrant's   Post-Effective
          Amendment No. 24, are incorporated by reference.

(b) By-laws as amended Jan. 12, 1989, filed electronically as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 24, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Special Income Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit 5(a) to Registrant's Post-Effective Amendment No. 29, is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant, on behalf of IDS Life Global Yield Fund and IDS Life Income Advantage Fund, and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(d)(3) Investment Management Services Agreement, dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Federal Income Fund and IDS Life Insurance Company, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 39 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(4) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 35 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(5) Addendum to Investment Advisory Agreement, dated May 9, 2001 between IDS Life Insurance Company and American Express Financial Corporation filed electronically as Exhibit (d)(8) to AXP Variable Portfolio-Investment Series, Inc.'s Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 filed on or about Oct. 25, 2001, is incorporated by reference.

(d)(6) Administrative Services Agreement, dated March 20, 1995, between Registrant, on behalf of AXP(SM) Variable Portfolio - Bond Fund (formerly IDS Life Special Income Fund), and American Express
          Financial Corporation, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 29, is incorporated by reference.

(d)(7) Administrative Services Agreement, dated April 11, 1996, between Registrant, on behalf of AXP(SM) Variable Portfolio - Global Bond Fund and AXP(SM) Variable Portfolio - Extra Income Fund (formerly IDS Life Global Yield Fund and IDS Life Income Advantage Fund, respectively), and American Express Financial Corporation, filed electronically as
          Exhibit 5(e) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(d)(8) Administrative Services Agreement, dated Sept. 13, 1999 between Registrant on behalf of AXP Variable Portfolio - Federal Income Fund and American Express Financial Corporation, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 39 filed on or about Oct. 29, 1999, is incorporated by reference.

(e)       Underwriting Contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant, on behalf of IDS Life Special Income Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement between Registrant, on behalf of IDS Life Global Yield Fund and IDS Life Income Advantage Fund, and American Express Trust Company, dated April 11, 1996, is filed electronically as
          Exhibit 8(b) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(g)(3) Custodian Agreement, dated Sept. 13, 1999 between Registrant on behalf of AXP Variable Portfolio - Federal Income Fund and American Express Trust Company, filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 39 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit
          (g)(3) to IDS Precious Metal Fund, Inc.'s Post-Effective Amendment No. 33, Registration Statement No. 2-93745 filed on or about May 21, 1999, is incorporated by reference

(h)(1) Plan and Agreement of Merger between IDS Life Special Income Minnesota, Inc. and IDS Life Special Income Fund, Inc. dated April 10, 1986, filed as electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American Express Funds, filed electronically as Exhibit (h)(4) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 46 filed on or about October 25, 2001, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, filed electronically herewith.

(j) Independent Auditors' Consent filed electronically as Exhibit (j) to Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(k)       Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company, dated Oct. l3, l98l, filed electronically as Exhibit No. 13 to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution between Registrant (on behalf of AXP(SM) Variable Portfolio - Bond Fund, AXP(SM) Variable Portfolio - Global Bond Fund and AXP(SM) Variable Portfolio - Extra Income Fund) and IDS Life Insurance Company dated Sept. 20, 1999, filed electronically as Exhibit (m)(1) to Registrant's Post-Effective Amendment No. 40, filed on or about October 30, 2000, is incorporated by reference.

(m)(2) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Federal Income Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 39 filed on or about Oct. 29, 1999, is incorporated by reference.

(n)       Rule 18f-3 Plan: Not Applicable.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(q)(1) Directors' Power of Attorney, to sign Amendments to this Registration Statement dated Jan. 11, 2001, filed electronically as Exhibit (q)(1) to Post-Effective Amendment No. 44 to Registration Statement No. 2-73115 filed on or about Feb. 9, 2001, is incorporated by reference.

(q)(2) Officers' Power of Attorney, to sign Amendments to this Registration Statement, dated Jan. 11, 2001, filed electronically as Exhibit (q)(2) to Post-Effective Amendment No. 44, to Registration Statement No. 2-73115 filed on or about Feb. 9, 2001, is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Managed Series Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director
Director and Executive          Assurance Company            P.O. Box 5555
Vice President - Annuities                                   Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director and Chairman of the Board
                                Insurance Company            Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Vice President - Annuities
                                Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Vice President - Variable
                                Corporation                  Minneapolis, MN  55474       Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis, MN  55474       and Chief Executive Officer

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director, Chairman of the Board,
                                                                                          President and Chief Executive
                                                                                          Officer

                                IDS Life Variable Annuity                                 Manager, Chairman of the Board,
                                Funds A & B                                               President and Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director and President
Director and President          Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Express Financial   70100 AXP Financial Center   Vice President - Risk
                                Advisors Inc.                Minneapolis, MN  55474       Management Products

                                American Express Financial   70100 AXP Financial Center   Vice President - Risk
                                Corporation                  Minneapolis, MN  55474       Management Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Indiana Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Oregon Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Manager
                                Funds A & B                  Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------
Robert M. Elconin               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President                  Advisors Inc.                Minneapolis, MN  55474       Government Relations

                                American Express Financial   70100 AXP Financial Center   Vice President -
                                Corporation                  Minneapolis, MN  55474       Government Relations
------------------------------- ---------------------------- ---------------------------- ----------------------------
Lorraine R. Hart                AMEX Assurance Company       70100 AXP Financial Center   Vice President
Vice President - Investments                                 Minneapolis, MN  55474

                                American Centurion Life      20 Madison Ave. Extension    Vice President
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President
                                Insurance Company            Minneapolis, MN  55474

                                American Express                                          Director, President and
                                Corporation                                               Chief Executive Officer

                                American Express Financial   70100 AXP Financial Center   Vice President - Insurance
                                Advisors Inc.                Minneapolis, MN  55474       Investments

                                American Express Financial   70100 AXP Financial Center   Vice President - Insurance
                                Corporation                  Minneapolis, MN  55474       Investments

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President

                                American Express                                          Vice President -
                                Certificate Company                                       Investments

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Vice President -
                                                             Minneapolis, MN  55474       Investments

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President -
                                Funds A and B                Minneapolis, MN  55474       Investments

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President -
                                Insurance Company            DePere, WI 54115             Investment Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    Director, General Counsel
Vice President, Assistant       Assurance Company            P.O. Box 5555                and Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary

                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                AMEX Assurance Company                                    Director and General
                                                                                          Counsel

                                IDS Life Insurance Company   P.O. Box 5144                Director, General Counsel and
                                of New York                  Albany, NY 12205             Secretary

                                IDS Property Casualty                                     Director, Vice President
                                Insurance Company                                         and General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy S. Meehan               American Express Financial   70100 AXP Financial Center   Secretary
Secretary                       Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Secretary
                                Corporation                  Minneapolis, MN  55474

                                American Express Insurance                                Director, Vice President
                                Agency of Alabama Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.                                      and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Indiana Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.                              and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.                                     and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.                                 and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.                                   and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Oregon Inc.                                     and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.                                    and Secretary

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Kentucky Inc.

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Maryland Inc.

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director, Vice President
                                Arkansas Inc.                                             and Secretary

                                IDS Insurance Agency of                                   Director, Vice President
                                Ohio Inc.                                                 and Secretary

------------------------------- ---------------------------- ---------------------------- ----------------------------
Mary Ellyn Minenko              American Enterprise Life     829 AXP Financial Center     Vice President, Group
Vice President, Assistant       Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
General Counsel and Assistant                                                             Secretary
Secretary
                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
Pamela J. Moret                 American Express Financial   70100 AXP Financial Center   Senior Vice President -
Director, Chairman of the       Advisors Inc.                Minneapolis, MN  55474       Products Group
Board and Chief Executive
Officer                         American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Corporation                  Minneapolis, MN  55474       Products Group

                                American Express Trust                                    Vice President
                                Company

                                AMEX Assurance Company       70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                American Express                                          Director and Chairman of
                                Certificate Company                                       the Board

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------
Barry J. Murphy                 American Express Client      70100 AXP Financial Center   Director, Chairman, President and
Director                        Service Corporation          Minneapolis, MN  55474       Chief Executive Officer

                                American Express Financial   70100 AXP Financial Center   Executive Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       U.S. Retail Group

                                American Express Financial   70100 AXP Financial Center   Executive Vice President -
                                Corporation                  Minneapolis, MN  55474       U.S. Retail Group
------------------------------- ---------------------------- ---------------------------- ----------------------------
James R. Palmer                 American Express                                          Director
Vice President                  Corporation

                                American Express Financial   70100 AXP Financial Center   Vice President - Taxes
                                Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Vice President - Taxes
                                Corporation                  Minneapolis, MN  55474
------------------------------- ---------------------------- ---------------------------- ----------------------------
Teresa J. Rasmussen             American Express                                          Director, Vice President
Vice President and General      Corporation                                               and Secretary
Counsel
                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Corporation                  Minneapolis, MN  55474       Assistant General Counsel

                                American Enterprise Life     829 AXP Financial Center     Director, Vice President,
                                Insurance Company            Minneapolis, MN  55474       General Counsel and
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Director, Vice President,
                                Insurance Company            Minneapolis, MN  55474       General Counsel and Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Assistant General Counsel
                                of New York                  Albany, NY 12205             and Assistant Secretary

                                IDS Life Series Fund, Inc.                                General Counsel and Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and Assistant Secretary
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- ----------------------------
Stuart A. Sedlacek              American Enterprise Life     829 AXP Financial Center     Executive Vice President
Director and Executive Vice     Insurance Company            Minneapolis, MN  55474
President
                                American Express Financial   70100 AXP Financial Center   Senior Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Chief Financial Officer

                                American Express Financial   70100 AXP Financial Center   Director, Senior Vice
                                Corporation                  Minneapolis, MN  55474       President and Chief
                                                                                          Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice President
                                Insurance Company            Minneapolis, MN  55474

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

------------------------------- ---------------------------- ---------------------------- ----------------------------
Bridget Sperl                   American Enterprise                                       Director
Executive Vice President -      Investment Services Inc.
Client Service
                                American Express Client      70100 AXP Financial Center   Vice President
                                Service Corporation          Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       Client Service

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Corporation                  Minneapolis, MN  55474       Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

                                Public Employee Payment                                   Director, President and Chief
                                Company                                                   Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
John T. Sweeney                 AMEX Assurance Company                                    Director
Executive Vice President -
Finance                         IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership Services                                  Director
                                Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
Philip C. Wentzel               American Centurion Life      20 Madison Ave. Extension    Vice President and
Vice President and Controller   Assurance Company            P.O. Box 5555                Controller
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Controller

                                American Express                                          Vice President and
                                Certificate Company                                       Controller

                                American Partners Life       1751 AXP Financial Center    Controller
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller

                                IDS Life Series Fund, Inc.                                Controller

                                IDS Life Variable Annuity                                 Controller
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- ----------------------------
David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President, Treasurer and   Assurance Company            Albany, NY 12205-0555
Assistant Secretary
                                American Enterprise                                       Vice President and
                                Investment Services                                       Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client      70100 AXP Financial Center   Vice President and
                                Service Corporation          Minneapolis, MN  55474       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Financial                                Vice President and
                                Corporation                                               Corporate Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Indiana Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Vice President and
                                                             Minneapolis, MN  55474       Treasurer

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President and
                                Funds A & B                  Minneapolis, MN  55474       Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27.  Principal Underwriters

          The Fund has no principal underwriter.

Item 28.  Location of Accounts and Records

          American Express Financial Corporation
          70100 AXP Financial Center
          Minneapolis, MN  55474

Item 29.  Management Services

          Not Applicable.

Item 30.  Undertakings

          Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, AXP Variable Portfolio - Income Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 25th day of October, 2001.


AXP VARIABLE PORTFOLIO - INCOME SERIES, INC.


By     /s/    Arne H. Carlson**
       -------------------------
              Arne H. Carlson, Chief Executive Officer


By
      /s/     John M. Knight
      ----------------------
              John M. Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of October, 2001.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
------------------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
------------------------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
------------------------------------
     Livio D. DeSimone*

/s/  Ira D. Hall*                                    Director
------------------------------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
------------------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
------------------------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
------------------------------------
     Anne P. Jones

/s/  William R. Pearce*                              Director
------------------------------------
     William R. Pearce

/s/  Alan K. Simpson*                                Director
------------------------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
------------------------------------
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
------------------------------------
     C. Angus Wurtele

*Signed pursuant to Directors' Power of Attorney dated Jan. 11, 2001, and filed electronically as Exhibit (q)(1), to Post-Effective Amendment No. 44 to Registration Statement No. 2-73115, by:




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg


** Signed  pursuant to Officers'  Power of Attorney  dated Jan. 11, 2001,  filed
electronically  as  Exhibit  (q)(2)  to  Post-Effective   Amendment  No.  44  to
Registration Statement No. 2-73115, by:





/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 41 TO REGISTRATION STATEMENT NO. 2-73113

This post-effective amendment contains the following papers and documents:

The facing sheet.

Part A (incorporated by reference).

      The prospectus.

Part B (incorporated by reference).

      Statement of Additional Information.

Part C.

      Other information.

      The signatures.

      Exhibits.